Mineral Property, Plant and Equipment - Disclosure of detailed information about mineral property (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 415,559	$ 410,132	$ 433,548
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property acquisition and interest costs	79,625	79,625
Mine plan and development	52,178	51,388
Environmental	146,094	142,814
Consulting and wages	61,653	58,610
Reclamation and remediation	44,584	46,899
Site activities	30,497	29,942
Mine equipment	78	78
Total	$ 414,709	$ 409,356	$ 433,347